SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Millions		12 Months Ended
	Jan. 01, 2018 CAD ($)	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CAD ($) item
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Assets held for sale, expected sale period			12 months
Other portions of RU's and PSU's, value per share | $ / shares		$ 1
Accounting Standards Update 2016-01 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Cumulative-effect adjustment to retained earnings | $	$ 7.0
Accounting Standards Update 2017-07 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification | $			$ 1.6
Pension Benefits [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected average remaining service period			9 years 7 months 6 days
Postretirement Health Coverage [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected average remaining service period			14 years 1 month 6 days
Normal Purchase Normal Sale (NPNS) Contracts [Member] | WGL Holdings [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Finite-Lived Intangible Asset, Useful Life			20 years
Minimum [Member] | Performance Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Performance multiplier | item			0
Maximum [Member] | Performance Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Performance multiplier | item			2